SENIOR CONVERTIBLE PROMISSORY NOTES - Senior convertible promissory notes (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
MINERAL PROPERTIES.
Senior convertible promissory notes		$ 7,999,778
Less: debt discount	6,933,333	(6,933,333)
Senior convertible promissory notes, net		$ 1,066,445